Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	UNIVERSAL HOSPITAL SERVICES INC
Entity Central Index Key	0000886171
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	The Company revised the financial information and disclosures included in the 2017 10-K as a result of the Company's previously announced segment reorganization and retrospective adoption of new accounting pronouncements. These changes, which were effective January 1, 2018, impacted the Company's reportable segments and presentation of the Consolidated Statements of Operations but did not impact net income (loss). Previously reported segment information has been recast as of August 22, 2018 for all periods presented in Exhibit 99.1 to reflect the new reporting segment.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY